Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowances for doubtful accounts	$ 4.0	$ 3.3
Common stock, par value (in dollars per share)	$ 1	$ 1